Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation
For the successor period April 13, 2016, through December 31, 2016, and the predecessor period for the year ended December 31, 2015, income tax expense was higher than the amount computed by applying the statutory federal rate. For the predecessor period January 1, 2016, through April 12, 2016, and for the predecessor period for the year ended December 31, 2014, income tax expense was lower than the amount computed by applying the statutory federal rate. The differences are as follows:

	SUCCESSOR	PREDECESSOR
(THOUSANDS, EXCEPT FOR %)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Income before tax	$(46,935)	$(492)	$211,373	$221,855
Statutory rate	35.0%	35.0%	35.0%	35.0%
Tax at federal statutory rate	$(16,427)	$(172)	$73,981	$77,649
Increase (decrease)
Plant differences, including AFUDC flowthrough	(881)	823	1,875	462
Amortization of investment tax credits	(371)	(124)	(916)	(983)
State income taxes	(4,725)	(3,078)	1,117	23
Nondeductible merger costs	(844)	4,282	—	—
Settlement with taxing authorities	—	—	—	(9,106)
Return to accrual adjustment	(2,943)	—	—	—
NMTC	(181)	(158)	243	(754)
Other	3,550	1,895	1,404	(175)
Total tax (benefit) expense	$(22,822)	$3,468	$77,704	$67,116
Effective Rate	48.6%	(704.9)%	36.8%	30.3%

Current and Deferred Income Tax Expense
Information about current and deferred income tax expense is as follows:

	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Current federal income tax (benefit) expense	$(1,062)	$1,373	$1,284	$11,082
Deferred federal income tax (benefit) expense	(16,715)	5,297	76,219	71,061
Amortization of accumulated deferred investment tax credits	(371)	(124)	(916)	(983)
Total federal income tax (benefit) expense	$(18,148)	$6,546	$76,587	$81,160
Current state income tax (benefit) expense	(337)	—	3,233	(6,580)
Deferred state income tax (benefit) expense	(4,337)	(3,078)	(2,116)	(7,464)
Total state income tax (benefit) expense	$(4,674)	$(3,078)	$1,117	$(14,044)
Total federal and state income tax (benefit) expense	$(22,822)	$3,468	$77,704	$67,116
Items charged or credited directly to member’s/shareholders’ equity
Federal deferred	14,593	(277)	3,274	(3,656)
State deferred	2,441	(45)	528	(590)
Total tax expense (benefit) from items charged directly to member’s/shareholders’ equity	$17,034	$(322)	$3,802	$(4,246)
Total federal and state income tax (benefit) expense	$(5,788)	$3,146	$81,506	$62,870

Deferred Tax Assets and Liabilities
The balance of accumulated deferred federal and state income tax assets and liabilities at December 31, 2016, and 2015 was comprised of the following:

	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Depreciation and property basis differences	$(943,552)	$(948,597)
Net operating loss carryforward	54,727	12,092
NMTC	89,411	87,544
Fuel costs	(8,802)	(7,833)
Other comprehensive income	3,399	15,774
Regulated operations regulatory liability, net	(91,734)	(90,122)
Postretirement benefits other than pension	22,733	11,561
Merger fair value adjustments	(124,254)	—
Other	(34,983)	(5,522)
Accumulated deferred federal and state income taxes, net	$(1,033,055)	$(925,103)

Liability for Unrecognized Tax Benefits
The total liability for unrecognized tax benefits for Cleco at December 31,2014 is shown in the following table:

Cleco
(THOUSANDS)	LIABILITY FOR UNRECOGNIZED TAX BENEFITS
PREDECESSOR
Balance, Jan. 1, 2014	$5,071
Reduction for tax positions of current period	—
Additions for tax positions of prior years	—
Reduction for tax positions of prior years	—
Reduction for settlement with tax authority	(5,071)
Reduction for lapse of statute of limitations	—
Balance, Dec. 31, 2014	$—

Cleco Power [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation
For the years ended December 31, 2016, and 2014 income tax expense was lower than the amount computed by applying the statutory rate. For the year ended December 31, 2015, income tax expense was higher than the amount computed by applying the statutory federal rate to income before tax. The differences are as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS, EXCEPT FOR %)	2016	2015	2014
Income before tax	$57,497	$220,644	$231,290
Statutory rate	35.0%	35.0%	35.0%
Tax at federal statutory rate	$20,124	$77,225	$80,952
Increase (decrease):
Plant differences, including AFUDC flowthrough	(58)	1,875	462
Amortization of investment tax credits	(494)	(916)	(983)
State income taxes	(2,573)	1,501	351
Settlement with taxing authorities	—	—	(2,320)
Return to accrual adjustment	(2,646)	—	—
Other	4,016	(391)	(1,488)
Total taxes	$18,369	$79,294	$76,974
Effective Rate	31.9%	35.9%	33.3%

Current and Deferred Income Tax Expense
Information about current and deferred income tax expense is as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015	2014
Current federal income tax (benefit) expense	$(1,211)	$33,138	$(197)
Deferred federal income tax expense	22,647	45,572	83,676
Amortization of accumulated deferred investment tax credits	(494)	(916)	(983)
Total federal income tax expense	$20,942	$77,794	$82,496
Current state income tax (benefit) expense	(418)	3,397	(4,161)
Deferred state income tax benefit	(2,155)	(1,897)	(1,361)
Total state income tax (benefit) expense	$(2,573)	$1,500	$(5,522)
Total federal and state income taxes	$18,369	$79,294	$76,974
Items charged or credited directly to members’ equity
Federal deferred	1,976	106	(1,137)
State deferred	319	17	(184)
Total tax expense (benefit) from items charged directly to member’s equity	$2,295	$123	$(1,321)
Total federal and state income tax expense	$20,664	$79,417	$75,653

Deferred Tax Assets and Liabilities
The balance of accumulated deferred federal and state income tax assets and liabilities at December 31, 2016, and 2015 was comprised of the following:

(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Depreciation and property basis differences	$(941,166)	$(944,675)
Net operating loss carryforward	(362)	18
Fuel costs	(8,802)	(7,833)
Other comprehensive income	8,021	9,878
Regulated operations regulatory liability, net	(91,734)	(90,122)
Postretirement benefits other than pension	1,288	(3,853)
Other	(35,837)	(6,944)
Accumulated deferred federal and state income taxes, net	$(1,068,592)	$(1,043,531)